Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue.
Schedule of collaboration revenue

	2022	2021	2020

	(€ in thousands)
Up-front payments
Eli Lilly	3,041	581	—
Yarrow	191	252	—
R&D services
Eli Lilly	270	—	—
Yarrow	118	282	—
Equity consideration
Eli Lilly	369	71	—
Yarrow	48	168	—
	4,037	1,354	—

Summary of revenue recognized

	Eli Lilly	Yarrow

	(€ in thousands)
Balance at January 1, 2020 and 2021	—	—
Received or receivable
Upfront payment	17,651	419
R&D services	—	178
Equity consideration	2,144	225
Revenue recognition
Upfront payment	(581)	(252)
R&D services	—	(282)
Equity consideration	(71)	(168)
Foreign currency translation effects	—	(47)
Balance at January 1, 2022	19,143	73
Received or receivable
Upfront payment	56,254	—
R&D services	273	256
Equity consideration	(451)	—
Revenue recognition
Upfront payment	(3,041)	(191)
R&D services	(270)	(118)
Equity consideration	(369)	(48)
Foreign currency translation effects	1,238	28
Balance at December 31, 2022	72,777	—